Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Pension Plan - Principal plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ (1,383)	$ (1,305)
Financial impact of decrease	$ 1,475	$ 1,395
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 871	$ 781
Financial impact of decrease	$ (830)	$ (738)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,307	$ 1,100
Financial impact of decrease	$ (1,222)	$ (1,026)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 60	$ 73
Financial impact of decrease	$ (59)	$ (72)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 1,453	$ 1,267
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible increase in actuarial assumption	1 year